Employee Post-retirement Benefits - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 01, 2024
Postemployment Benefits [Abstract]
Pension obligations			$ 87
Fair Value of Pension Plan Assets	$ 91	$ 8	88
Pre-tax loss			4
After-tax loss recognized in AOCI for actuarial losses and prior service costs			$ 3
Expected long-term rate of return on plan assets	6.60%	6.60%
Discount rate	5.20%	5.00%
Remaining service period for pension	10 years 11 months 8 days	12 years 6 months 10 days